PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PRINCIPAL SUBSIDIARIES

As of December 31, 2025, the Company’s significant subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Zhejiang Youji Supply Chain Management Co., Ltd.	Hangzhou	November 30, 2016	100%	Procurement
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Sales of merchandise
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Sales of merchandise
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking Technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd.	Hangzhou	August 9, 2018	100%	Procurement
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	Procurement
Zhejiang Fengji Technology Co., Ltd.	Hangzhou	June 2, 2020	100%	Real estate investment
Hangzhou Yunlian Technology Information Co., Ltd.	Hangzhou	January 4, 2024	100%	Real estate investment
Zhejiang Yunding Technology Information Co., Ltd.	Hangzhou	January 5, 2024	100%	Real estate investment

SCHEDULE OF VARIABLE INTEREST ENTITIES

As of December 31, 2025, the Company’s consolidated VIE and its principal subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

VIE and the VIE’s principal subsidiaries
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jixiang E-commerce Co., Ltd. (“Jixiang”)	Hangzhou	August 14, 2018	100%	E-Commerce
Ningbo Meishan Bonded Port Zone Jichuang Taihong Venture Capital Partnership (Limited Partnership) (“Ningbo Meishan”)	Ningbo	January 15, 2019	99.75%	Investment holding
Hangzhou Jiweixiang Food Co., Ltd.	Hangzhou	May 8, 2020	100%	Distribution sales
Yunji Sharing Technology Co., Ltd. (“Yunji Sharing”)	Hangzhou	March 5, 2018	100%	Investment holding
Shanghai Suye Cosmetics Co., Ltd.	Shanghai	December 4, 2014	100%	Brand holding
Hangzhou Chuanchou Network Technology Co., Ltd. (“Hangzhou Chuanchou”)	Hangzhou	March 20, 2018	100%	Sales of merchandise

SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET

	As of December 31,
	2024	2025
	RMB	RMB

Cash and cash equivalents	24,713	27,931
Restricted cash	22,465	21,768
Accounts receivable, net	55,637	2,718
Advance to suppliers	780	551
Inventories, net	1,608	110
Amounts due from the Group companies (1)	524,755	475,718
Amounts due from related parties	412	165
Prepaid expense and other current assets	45,858	49,295
Property, equipment and software, net	1,376	662
Long-term investments	205,795	199,800
Operating lease right-of-use assets	517	-
Other non-current assets	5,215	40,014
Total assets	889,131	818,732

Accounts payable	19,505	17,319
Deferred revenue	6,409	8,860
Incentive payables to members	66,039	50,635
Members management fee payable	884	1,604
Other payable and accrued liabilities	62,659	37,411
Amounts due to the Group companies (2)	877,561	877,987
Amounts due to related parties	1,411	2,591
Operating lease liabilities - current	213	-
Operating lease liabilities - non-current	223	-
Total liabilities (3)	1,034,904	996,407

(1)	Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIE and the VIE’s subsidiaries on behalf of other Group companies.

(2)	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIE and the VIE’s subsidiaries.

(3)	Amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary is RMB 157,343 and RMB 118,420 as of December 31, 2024 and 2025, respectively

(4)	“VIE” referred to Zhejiang Yunji Preferred E-Commerce Co., Ltd., or Yunji Preferred, the variable interest entity, and, as the context requires, Hangzhou Chuanchou Network Technology Co., Ltd. and Yunji Sharing Technology Co., Ltd., the former variable interest entities.

SCHEDULE OF RISKS IN RELATION IN FINANCIAL STATEMENTS

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Revenues:
Third-party revenues	316,382	234,870	51,028
Intra-Group revenues	91,657	27,815	56,456
Total revenues	408,039	262,685	107,484
Operating cost and expenses:
Third-party operating cost and expenses	(272,602)	(204,467)	(113,733)
Intra-Group operating cost and expenses	(142,717)	(109,726)	(29,077)
Total operating cost and expenses	(415,319)	(314,193)	(142,810)
Net loss	(7,276)	(51,435)	(32,194)

Net cash provided by transactions with external parties	231,606	35,563	269,849
Net cash used in transactions with intra-Group entities	(453,916)	(62,677)	(218,731)
Net cash (used in)/generated from operating activities	(222,310)	(27,114)	51,118

Net cash provided by/(used in) transactions with external parties	9,028	82	(36,127)
Net cash generated by transactions with intra-Group entities	118,831	18,588	-
Net cash generated by/(used in) investing activities	127,859	18,670	(36,127)

Net cash used in transactions with external parties	(16,379)	(10,683)	(887)
Net cash provided by/(used in) transactions with intra-Group entities	1,500	18,700	(11,200)
Net cash (used in)/generated by financing activities	(14,879)	8,017	(12,087)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	301	260	(383)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(109,029)	(167)	2,521
Cash, cash equivalents and restricted cash at beginning of year	156,374	47,345	47,178
Cash, cash equivalents and restricted cash at end of year	47,345	47,178	49,699